Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net income	$ 53,235	$ 54,889	$ 173,626	$ 163,569	$ 213,780	$ 216,672
Net change in pension and other benefits			(46)		8,986	(16,648)
Net unrealized (losses) gains on investment securities	(6,023)	11,036	40,432	17,240	(9,573)	11,806
Net unrealized gains (losses) on cash flow derivative hedges	935	(495)	558	(609)	785	(850)
Other comprehensive (loss) income	(5,088)	10,541	40,944	16,631	198	(5,692)
Total comprehensive income	$ 48,147	$ 65,430	$ 214,570	$ 180,200	$ 213,978	$ 210,980